Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment		Total reclassifications for the period	Total reclassifications for the period Cumulative Effect, Period of Adoption, Adjustment	Total Equity	Total Equity Cumulative Effect, Period of Adoption, Adjustment
Beginning Balance at Dec. 31, 2019				$ 2,500	$ 1,153,632	$ 1,577,453	$ (1,752)	[1]	$ 281,442		$ 3,015,027	$ (1,752)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributed capital					575,000						575,000
Contributed (distributed) capital-parent/child asset transfers					(1,942)						(1,942)
Comprehensive income (loss):
Net income (loss)		$ 196,697				196,697					196,697
Other Comprehensive Income (Loss), Net of Tax		264,686							264,686		264,686
Total comprehensive income (loss)											461,383
Ending Balance at Dec. 31, 2020				2,500	1,726,690	1,772,398	$ (605,146)		546,128	$ 334,420	4,047,716	$ (270,726)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributed capital					4,342,215						4,342,215
Contributed (distributed) capital-parent/child asset transfers					(26,414)						(26,414)
Comprehensive income (loss):
Net income (loss)		(1,394,701)	[2]			(1,394,701)					(1,394,701)
Other Comprehensive Income (Loss), Net of Tax		(484,094)							(484,094)		(484,094)
Total comprehensive income (loss)											(1,878,795)
Ending Balance at Dec. 31, 2021	[3]			2,500	6,042,491	(227,449)			396,454		6,213,996
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributed capital					17,861						17,861
Contributed (distributed) capital-parent/child asset transfers					(22,438)						(22,438)
Comprehensive income (loss):
Net income (loss)		(766,705)	[2]			(766,705)					(766,705)
Other Comprehensive Income (Loss), Net of Tax		$ (406,519)							(406,519)		(406,519)
Total comprehensive income (loss)											(1,173,224)
Ending Balance at Dec. 31, 2022	[3]			$ 2,500	$ 6,037,914	$ (994,154)			$ (10,065)		$ 5,036,195

[1]	Includes the impact from the adoption of ASU 2016-13. See Note 2.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.